As filed with the Securities and Exchange Commission on July 14, 2003


                      Registration No. 333-52956; 811-07549

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. ( )
                       POST-EFFECTIVE AMENDMENT NO. 11 (X)


                                     and/or


         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                              AMENDMENT NO. 25 (X)


                        (Check appropriate box or boxes.)

                       VARIABLE ANNUITY -1 SERIES ACCOUNT
                           (Exact Name of Registrant)
                   GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                               (Name of Depositor)
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
         (Address of Depositor's Principal Executive Offices) (Zip Code)
               Depositor's Telephone Number, including Area Code:
                                 (800) 537-2033

                               William T. McCallum
                      President and Chief Executive Officer
                   Great-West Life & Annuity Insurance Company
                             8515 East Orchard Road
                        Greenwood Village, Colorado 80111
                     (Name and Address of Agent for Service)

                                    Copy to:

                              James F. Jorden, Esq.
                                Jorden Burt, LLP
                1025 Thomas Jefferson Street, N.W. Suite 400 East
                           Washington, D.C. 20007-5208

 Approximate Date of Proposed Public Offering: Upon the effective date of this
                            Registration Statement.

It is proposed that this filing will become effective (check appropriate space):


__X__  Immediately upon filing pursuant to paragraph (b)
_____  On ___________, pursuant to paragraph (b)
_____  60 days after filing pursuant to paragraph (a)(1)
_____  On ___________, pursuant to paragraph (a)(1) of Rule 485.


If appropriate, check the following box:

___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Flexible Premium Deferred Variable Annuity Contracts

Explanatory Note

This post-effective amendment no. 11 to the registration statement on Form N-4 (the "Registration Statement") is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, to supplement the Registration Statement with a supplement to the prospectus, dated June 13, 2003. This post-effective amendment relates only to the supplement filed herein and does not otherwise delete, amend, or supersede any information contained in the Registration Statement, including all financial statements therein, except as provided in the supplement and updated Part C. The Statement of Additional Information is incorporated by reference to Registrant's post-effective amendment no. 10 filed on May 29, 2003.

                           SCHWABsignature(TM) ANNUITY
                    Issued by Great-West Life & Annuity Insurance Company
                        Variable Annuity-1 Series Account
                      Supplement dated July 14, 2003 to the
                 Prospectus for the Schwabsignature(TM) Annuity
                               dated June 13, 2003

Please note the following changes to your prospectus and retain this Supplement for future reference.

Effective immediately, on page 7 of the prospectus, please replace the fifth sentence of the footnote to the section entitled Series Account Annual Expenses (as a percentage of average net assets), denoted by the superscript number 1, with the following:

        The minimum and maximum Total Annual Operating Expenses for all Portfolios after all fee reductions and expense reimbursements are 0.28% and 1.50%, respectively.

Effective October 1, 2003, the Safeco RST Equity Portfolio and the Safeco RST Small Company Value Portfolio will be renamed. Therefore, all references in the prospectus to Safeco RST Equity Portfolio are replaced with Safeco RST Core Equity Portfolio and all references in the prospectus to Safeco RST Small Company Value Portfolio are replaced with Safeco RST Small-Cap Value Portfolio.

This Supplement must be accompanied by or read in conjunction with the current prospectus dated June 13, 2003 for SCHWABsignature(TM) Annuity.

                                     PART C
                                OTHER INFORMATION

Item 24.       Financial Statements and Exhibits

        (a) Financial Statements.


               The consolidated financial statements of GWL&A as of December 31, 2002 and for each of the three years in the period ended December 31, 2002, as well as the financial statements of the Variable Annuity-1 Series Account for the years ended December 31, 2002, and 2001 are included in Part B of the Registration Statement and incorporated by reference to the Registrant's Post Effective Amendment No. 8 filed on April 21, 2003, (File No. 333-52956).


        (b)    Exhibits

               (1) Certified copy of resolution of Board of Directors of Depositor authorizing the establishment of Registrant is incorporated by reference to the Registrant's initial Registration Statement on Form N-4 filed on February 22, 1996 (File No. 333-01153).

               (2)        Not applicable.

               (3) Form of distribution agreement is incorporated by reference to Post Effective Amendment No. 8 to Registrant's Registration Statement on Form N-4, filed on April 21, 2003, (File No. 333-52956).

               (4) Forms of the variable annuity contracts are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

               (5) Forms of applications are incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4 filed April 24, 2001 (File No. 333-52956).

               (6) Copy of Articles of Incorporation and Bylaws of Depositor are incorporated by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement on Form N-4 filed on October 30, 1996 (File No. 333-01153).

               (7)        Not applicable.


               (8)(a) Form of participation agreement with Alger American Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with Alger American Fund are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(b) Form of participation agreement with Alliance Variable Products Series Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed on April 24, 2001 (File No. 333-52956);
                          amendments thereto are incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(c) Form of participation agreement with American Century Variable Portfolios (formerly, TCI Portfolios, Inc.) is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with American Century Variable Portfolios are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(d) Form of participation agreement with Baron Capital Funds Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153).

                                      C-1

               (8)(e) Form of participation agreement with Delaware Group Premium Fund is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956); and
                          amendment thereto is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(f) Form of participation agreement with Dreyfus Variable Investment Fund is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153);
                          amendments to participation agreement with Dreyfus Variable Investment Fund are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(g) Form of participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Federated Insurance Series is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

               (8)(h) Form of participation agreement with Gartmore Variable Insurance Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003, (File No. 333-52956).

               (8)(i) Form of participation agreement with INVESCO Variable Investment Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153).

               (8)(j) Form of participation agreement with Janus Aspen Series is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendments to participation agreement with Janus Aspen Series are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed May 29, 2003 (File No. 333-52956).

               (8)(k) Form of participation agreement with Oppenheimer Variable Account Funds is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-4, filed on April 24, 2001 (File No. 333-52956); and
                          amendment thereto is incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on April 24, 2001 (File No. 333-52956).

               (8)(l) Form of participation agreement with PIMCO Variable Insurance Trust and amendment thereto are incorporated by reference to Registrant's Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File 333-52956).

               (8)(m) Form of participation agreement with Prudential Series Fund, Inc. is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153).

               (8)(n) Form of participation agreement with SAFECO Resource Trust is incorporated by reference to Registrant's Post-Effective Amendment No. 9 on Form N-4, filed on April 18, 2003 (File No. 333-01153); amendments to participation agreement with SAFECO Resource Trust are incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001, and Post-Effective Amendment No. 10 on Form N-4, filed on May 29, 2003 (File No. 333-52956).

               (8)(o) Form of participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Schwab Annuity Portfolios is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

               (8)(p) Form of participation agreement with Scudder Variable Life Investment Fund, is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-4, filed April 16, 2002; amendment to participation agreement with Scudder Variable Life Investment Fund is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

                                      C-2

               (8)(q) Form of participation agreement with Strong Variable Insurance Funds, Inc. is incorporated by reference to Registrant's Pre-Effective Amendment No.2 on Form N-4, filed on October 30, 1996 (File No. 333-01153); amendment to participation agreement with Strong Variable Insurance Funds is incorporated by reference to Registrant's Pre-Effective Amendment No.1 on Form N-4, filed April 26, 2001 (File No. 333-52956).

               (8)(r) Form of participation agreement with The Universal Institutional Funds, Inc., is incorporated by reference to Registrant's Post-Effective Amendment No. 2, filed on April 17, 1998 (File No. 333-01153).


               (9) Opinion of counsel and consent of Beverly A. Byrne, Vice President, Counsel and Associate Secretary is incorporated by reference to the initial Registration Statement filed by Registrant on Form N-4 on December 29, 2000, File No. 333-52956.


               (10) (a)Written Consent of legal counsel is incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).

(b) Written Consent of independent auditors is incorporated by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-4, filed May 29, 2003 (File No. 333-52956).


               (11) Not Applicable.

               (12) Not Applicable.

               (13) Schedule for computation of each performance quotation provided in response to Item 21 is incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-4, filed April 24, 2001 (File No. 333-52956).

Item 25.       Directors and Officers of the Depositor

                                                                        Position and Offices
Name                         Principal Business Address                    with Depositor
----                         --------------------------                 -------------------
James Balog                  2205 North Southwinds Boulevard, Apt. 307       Director
                             Vero Beach, Florida  32963

James W. Burns, O.C.                (7)                                      Director

Orest T. Dackow                     (3)                                      Director

Andre Desmarais                     (4)                                      Director


                                      C-3


Paul Desmarais, Jr.                 (4)                                      Director

Robert Gratton                      (5)                                      Chairman

Kevin P. Kavanagh, C. M.            (1)                                      Director

William Mackness             696 Whitehaven Crescent                         Director
                             London, Ontario N6G 4V4

William T. McCallum                 (3)                                 Director, President and
                                                                        Chief Executive Officer

Jerry E.A. Nickerson         H.B. Nickerson & Sons Limited                   Director
                             P.O. Box 130
                             255 Commercial Street
                             North Sydney, Nova Scotia  B2A 3M2

Michel Plessis-Belair, F.C.A.       (4)                                      Director

Brian E. Walsh               QVan Capital, LLC                               Director
                             1 Dock Street, 4th Floor
                             Stamford, Connecticut  06902

John A. Brown                       (3)                                 Senior Vice-President,
                                                                        Financial Services

S. Mark Corbett                     (3)                                 Senior Vice-President,
                                                                        Investments

John R. Gabbert                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits

Donna A. Goldin                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits

Mitchell T.G. Graye                 (3)                                 Executive Vice-President,
Chief Financial Officer

Wayne Hoffmann                      (3)                                 Senior Vice-President,
                                                                        Investments

D. Craig Lennox                     (6)                                 Senior Vice-President,
                                                                        General Counsel and
                                                                        Secretary

James C. Matura                     (2)                                 Senior Vice President,
                                                                        Employee Benefits

Charles P. Nelson                   (3)                                 Senior Vice-President,
                                                                        Financial Services

Deborah L. Origer-Bauroth           (2)                                 Senior Vice-President
                                                                        Employee Benefits

                                       C-4


Marty Rosenbaum                     (2)                                 Senior Vice-President,
                                                                        Employee Benefits

Richard F. Rivers                   (2)                                 Executive Vice-President
                                                                        Employee Benefits

Gregg E. Seller                     (3)                                 Senior Vice-President,
                                                                        Financial Services

Robert K. Shaw                      (3)                                 Senior Vice-President,
                                                                        Financial Services

Mark Stadler                        (3)                                 Senior Vice President,
                                                                        Employee Benefits

George D. Webb                      (3)                                 Senior Vice-President,
                                                                        Financial Services

Douglas L. Wooden                   (3)                                 Executive Vice-President,
                                                                        Financial Services

Jay W. Wright                       (2)                                 Senior Vice-President,
                                                                        Employee Benefits


(1) 100 Osborne Street North, Winnipeg, Manitoba, Canada R3C 3A5.
(2) 8505 East Orchard Road, Greenwood Village, Colorado 80111.
(3) 8515 East Orchard Road, Greenwood Village, Colorado 80111.
(4) Power Corporation of Canada, 751 Victoria Square, Montreal, Quebec, Canada H2Y 2J3.
(5) Power Financial Corporation, 751 Victoria Square, Montreal, Quebec,
    Canada H2Y 2J3.
(6) 8525 East Orchard Road, Greenwood Village, Colorado 80111
(7) Power Corporation of Canada, 1 Lombard Place, 26th Floor, Winnipeg, Manitoba, Canada R3B 0X5.

                                      C-5


Item 26.       Persons controlled by or under common control with the Depositor or Registrant
               ------------------------------------------------------------------------------

        (State/Country of Organization) - Nature of Business

Power Corporation of Canada (Canada) - Holding and Management Company
   100.0%  - 2795957 Canada Inc. (Canada) - Holding Company
       100.0%  - 171263 Canada Inc. (Canada) - Holding Company
           67.4%  - Power Financial Corporation (Canada) - Holding Company
               81.03%  - Great-West Lifeco Inc. (Canada) - Holding Company
                   100.0% - GWL&A Financial (Canada) Inc. (Canada) - Holding Company
                       100.0% - GWL&A Financial (Nova Scotia) Co. (Canada) - Holding Company
                           100.0% - GWL&A Financial Inc. (Delaware) - Holding Company
                             100.0%  - Great-West Life & Annuity Capital I (Delaware) - Business Trust
                             100.0% - Great-West Life & Annuity Insurance Company (Colorado) -
                                      Life and Health Insurance Company
                                100.0% - First Great-West Life & Annuity Insurance Company (New York) -
                                Life and Health Insurance Company
                                100.0% - Advised Assets Group, LLC (Colorado) - Investment Adviser
                                100.0% - Alta Health & Life Insurance Company (Indiana) - Life and
                                Health Insurance Company
                                         100.0%  - Alta Agency, Inc. (New York) - Insurance Agency
                                100.0% - BenefitsCorp, Inc. (Delaware) - Insurance Agency
                                         100.0%  - BenefitsCorp Equities, Inc. (Delaware) - Securities
                                         Broker/Dealer
                                         100.0% - BCC Corp of Wyoming, Inc. (Wyoming) - Insurance Agency
                                100.0% - National Plan Coordinators of Delaware, Inc. (Delaware) -
                                Third Party Administrator
                                         100.0%  - NPC Securities, Inc. (California) - Securities
                                         Broker/Dealer
                                         100.0%  - National Plan Coordinators of Washington, Inc.
                                         (Washington) - Third Party Administrator
                                         100.0%  - P.C. Enrollment Services & Insurance Brokerage, Inc.
                                         (Massachusetts) - Insurance Agency
                               100.0% - One Benefits, Inc. (Colorado) - Holding Company
                                        100.0%  - One Health Plan of Alaska, Inc. (Alaska) - Preferred
                                        Provider Organization
                                        100.0%  - One Health Plan of Arizona, Inc. (Arizona) - Health
                                        Maintenance Organization
                                        100.0%  - One of Arizona, Inc. (Arizona) - Preferred Provider
                                        Organization
                                        100.0% - One Health Plan of California, Inc.
                                        (California) - Health Maintenance Organization
                                        100.0% - One Health Plan of Colorado, Inc.
                                        (Colorado) - Health Maintenance Organization
                                        100.0% - One Health Plan of Florida, Inc. (Florida) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Georgia, Inc. (Georgia) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Illinois, Inc. (Illinois) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Indiana, Inc. (Indiana) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Kansas/Missouri, Inc. (Kansas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Maine, Inc. (Maine) - Preferred
                                        Provider Organization
                                        100.0% - One Health Plan of Massachusetts, Inc. (Massachusetts) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Michigan, Inc. (Michigan) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Minnesota, Inc. (Minnesota) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Nevada, Inc. (Nevada) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Hampshire, Inc. (New Hampshire) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of New Jersey, Inc. (New Jersey) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of New York, Inc. (New York) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of North Carolina, Inc. (North Carolina) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Ohio, Inc. (Ohio) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Oregon, Inc. (Oregon) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Pennsylvania, Inc. (Pennsylvania) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of South Carolina, Inc. (South Carolina) -
                                        Preferred Provider Organization
                                        100.0% - One Health Plan of Tennessee, Inc. (Tennessee) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan of Texas, Inc. (Texas) -
                                        Health Maintenance Organization
                                        100.0% - One Health Plan, Inc. (Vermont) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Virginia, Inc. (Virginia) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Washington, Inc. (Washington) -
                                        Health Maintenance Organization
                                        100.0%  - One Health Plan of Wisconsin, Inc. (Wisconsin) -
                                        Preferred Provider Organization
                                        100.0%  - One Health Plan of Wyoming, Inc. (Wyoming) -
                                        Preferred Provider Organization
                                        100.0%  - One Orchard Equities, Inc. (Colorado) - Securities
                                        Broker/Dealer
                              100.0%  - Financial Administrative Services Corporation (Colorado) -
                                        Third Party Administrator
                              100.0%  - GWL Properties, Inc. (Colorado) - Real Property Corporation
                               50.0%  - Westkin Properties Ltd. (California) - Real Property
                                        Corporation
                              100.0%  - Great-West Benefit Services, Inc. (Delaware) - Leasing
                                        Company
                               92.1%  - Maxim Series Fund, Inc. (Maryland) - Investment Company
                              100.0%  - GW Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Orchard Capital Management, LLC (Colorado) - Investment Adviser
                                        100.0% - Greenwood Investments, LLC (Colorado) - Securities Broker/Dealer

                                      C-4

                               86.8%  - Orchard Series Fund (Delaware) - Investment Company
                              100.0%  - Orchard Trust Company (Colorado) - Trust Company

                                      C-6


Item 27.       Number of Contractowners


        As of June 30, 2003, there were 1,504 owners of non-qualified Contracts offered by means of the prospectus contained herein. The Depositor, through the Registrant, issues other contracts by means of other prospectuses. As of June 15, 2003, the number of owners of these other contracts was 59 qualified contractowners and 9,772 non-qualified contractowners.


Item 28.       Indemnification

        Provisions exist under the Colorado Business Corporation Act and the Bylaws of GWL&A whereby GWL&A may indemnify a director, officer, or controlling person of GWL&A against liabilities arising under the Securities Act of 1933. The following excerpts contain the substance of these provisions:

                                  Colorado Business Corporation Act

   Article 109 - INDEMNIFICATION

   Section 7-109-101.  Definitions.

           As used in this Article:

           (1) "Corporation" includes any domestic or foreign entity that is a predecessor of the corporation by reason of a merger, consolidation, or other transaction in which the predecessor's existence ceased upon consummation of the transaction.

           (2) "Director" means an individual who is or was a director of a corporation or an individual who, while a director of a corporation, is or was serving at the corporation's request as a director, an officer, an agent, an associate, an employee, a fiduciary, a manager, a member, a partner, a promotor, or a trustee of or to hold any similar position with, another domestic or foreign corporation or other person or employee benefit plan. A director is considered to be serving an employee benefit plan at the corporation's request if the director's duties to the corporation also impose duties on or otherwise involve services by, the director to the plan or to participants in or beneficiaries of the plan. "Director" includes, unless the context requires otherwise, the estate or personal representative of a director.

           (3) "Expenses" includes counsel fees.

           (4) "Liability" means the obligation incurred with respect to a proceeding to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses.

           (5) "Official capacity" means, when used with respect to a director, the office of director in the corporation and, when used with respect to a person other than a director as contemplated in Section 7-109-107, the office in a corporation held by the officer or the employment, fiduciary, or agency relationship undertaken by the employee, fiduciary, or agent on behalf of the corporation. "Official capacity" does not include service for any other domestic or foreign corporation or other person or employee benefit plan.

           (6) "Party" includes a person who was, is, or is threatened to be made a named defendant or respondent in a proceeding.

           (7) "Proceeding" means any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative and whether formal or informal.

   Section 7-109-102.  Authority to indemnify directors.


                                      C-7

           (1) Except as provided in subsection (4) of this section, a corporation may indemnify a person made a party to the proceeding because the person is or was a director against liability incurred in the proceeding if:

                  (a) The person conducted himself or herself in good faith; and

                  (b) The person reasonably believed:

                         (I) In the case of conduct in an official capacity with the corporation, that his or her conduct was in the corporation's best interests; and

                         (II) In all other cases, that his or her conduct was at least not opposed to the corporation's best interests; and

                  (c) In the case of any criminal proceeding, the person had no reasonable cause to believe his or her conduct was unlawful.

           (2) A director's conduct with respect to an employee benefit plan for a purpose the director reasonably believed to be in the interests of the participants in or beneficiaries of the plan is conduct that satisfies the requirements of subparagraph (II) of paragraph (b) of subsection (1) of this section. A director's conduct with respect to an employee benefit plan for a purpose that the director did not reasonably believe to be in the interests of the participants in or beneficiaries of the plan shall be deemed not to satisfy the requirements of subparagraph (a) of subsection (1) of this section.

           (3) The termination of any proceeding by judgment, order, settlement, or conviction, or upon a plea of nolo contendere or its equivalent, is not, of itself, determinative that the director did not meet the standard of conduct described in this section.

           (4) A corporation may not indemnify a director under this section:

                  (a) In connection with a proceeding by or in the right of the corporation in which the director was adjudged liable to the corporation; or

                  (b) In connection with any proceeding charging that the director derived an improper personal benefit, whether or not involving action in an official capacity, in which proceeding the director was adjudged liable on the basis that he or she derived an improper personal benefit.

           (5) Indemnification permitted under this section in connection with a proceeding by or in the right of a corporation is limited to reasonable expenses incurred in connection with the proceeding.

   Section 7-109-103.  Mandatory Indemnification of Directors.

                  Unless limited by the articles of incorporation, a corporation shall indemnify a person who was wholly successful, on the merits or otherwise, in defense of any proceeding to which the person was a party because the person is or was a director, against reasonable expenses incurred by him or her in connection with the proceeding.

   Section 7-109-104.  Advance of Expenses to Directors.

           (1) A corporation may pay for or reimburse the reasonable expenses incurred by a director who is a party to a proceeding in advance of the final disposition of the proceeding if:

                  (a) The director furnishes the corporation a written affirmation of the director's good-faith belief that he or she has met the standard of conduct described in Section 7-109-102;

                                   C-8


                  (b) The director furnishes the corporation a written undertaking, executed personally or on the director's behalf, to repay the advance if it is ultimately determined that he or she did not meet such standard of conduct; and

                  (c) A determination is made that the facts then known to those making the determination would not preclude indemnification under this article.

           (2) The undertaking required by paragraph (b) of subsection (1) of this section shall be an unlimited general obligation of the director, but need not be secured and may be accepted without reference to financial ability to make repayment.

           (3) Determinations and authorizations of payments under this section shall be made in the manner specified in Section 7-109-106.

   Section 7-109-105.  Court-Ordered Indemnification of Directors.

           (1) Unless otherwise provided in the articles of incorporation, a director who is or was a party to a proceeding may apply for indemnification to the court conducting the proceeding or to another court of competent jurisdiction. On receipt of an application, the court, after giving any notice the court considers necessary, may order indemnification in the following manner:

                  (a) If it determines the director is entitled to mandatory indemnification under section 7-109-103, the court shall order indemnification, in which case the court shall also order the corporation to pay the director's reasonable expenses incurred to obtain court-ordered indemnification.

                  (b) If it determines that the director is fairly and reasonably entitled to indemnification in view of all the relevant circumstances, whether or not the director met the standard of conduct set forth in section 7-109-102 (1) or was adjudged liable in the circumstances described in Section 7-109-102 (4), the court may order such indemnification as the court deems proper; except that the indemnification with respect to any proceeding in which liability shall have been adjudged in the circumstances described Section 7-109-102 (4) is limited to reasonable expenses incurred in connection with the proceeding and reasonable expenses incurred to obtain court-ordered indemnification.

   Section 7-109-106.  Determination and Authorization of Indemnification of
                       Directors.

           (1) A corporation may not indemnify a director under Section 7-109-102 unless authorized in the specific case after a determination has been made that indemnification of the director is permissible in the circumstances because he has met the standard of conduct set forth in Section 7-109-102. A corporation shall not advance expenses to a director under Section 7-109-104 unless authorized in the specific case after the written affirmation and undertaking required by Section 7-109-104(1)(a) and (1)(b) are received and the determination required by Section 7-109-104(1)(c) has been made.

           (2) The determinations required by under subsection (1) of this section shall be made:

                  (a) By the board of directors by a majority vote of those present at a meeting at which a quorum is present, and only those directors not parties to the proceeding shall be counted in satisfying the quorum.

                  (b) If a quorum cannot be obtained, by a majority vote of a committee of the board of directors designated by the board of directors, which committee shall consist of two or more directors not parties to the proceeding; except that directors who are parties to the proceeding may participate in the designation of directors for the committee.

           (3) If a quorum cannot be obtained as contemplated in paragraph (a) of subsection (2) of this section, and the committee cannot be established under paragraph (b) of subsection (2) of this section, or even if a quorum is obtained or a committee designated, if a majority of the directors constituting

                                      C-9

          such quorum or such committee so directs, the determination required to be made by subsection (1) of this section shall be made:

                  (a) By independent legal counsel selected by a vote of the board of directors or the committee in the manner specified in paragraph (a) or (b) of subsection (2) of this section or, if a quorum of the full board cannot be obtained and a committee cannot be established, by independent legal counsel selected by a majority vote of the full board of directors; or

                  (b) By the shareholders.

           (4) Authorization of indemnification and advance of expenses shall be made in the same manner as the determination that indemnification or advance of expenses is permissible; except that, if the determination that indemnification or advance of expenses is permissible is made by independent legal counsel, authorization of indemnification and advance of expenses shall be made by the body that selected such counsel.

   Section 7-109-107.  Indemnification of Officers, Employees, Fiduciaries, and
                       Agents.

           (1) Unless otherwise provided in the articles of incorporation:

                  (a) An officer is entitled to mandatory indemnification under section 7-109-103, and is entitled to apply for court-ordered indemnification under section 7-109-105, in each case to the same extent as a director;

                  (b) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent of the corporation to the same extent as a director; and

                  (c) A corporation may indemnify and advance expenses to an officer, employee, fiduciary, or agent who is not a director to a greater extent, if not inconsistent with public policy, and if provided for by its bylaws, general or specific action of its board of directors or shareholders, or contract.

   Section 7-109-108.  Insurance.

                  A corporation may purchase and maintain insurance on behalf of a person who is or was a director, officer, employee, fiduciary, or agent of the corporation, and who, while a director, officer, employee, fiduciary, or agent of the corporation, is or was serving at the request of the corporation as a director, officer, partner, trustee, employee, fiduciary, or agent of any other domestic or foreign corporation or other person or of an employee benefit plan, against any liability asserted against or incurred by the person in that capacity or arising out of his or her status as a director, officer, employee, fiduciary, or agent whether or not the corporation would have the power to indemnify the person against such liability under the Section 7-109-102, 7-109-103 or 7-109-107. Any such insurance may be procured from any insurance company designated by the board of directors, whether such insurance company is formed under the laws of this state or any other jurisdiction of the United States or elsewhere, including any insurance company in which the corporation has an equity or any other interest through stock ownership or otherwise.

                                      C-10


   Section 7-109-109.  Limitation of Indemnification of Directors.

           (1) A provision concerning a corporation's indemnification of, or advance of expenses to, directors that is contained in its articles of incorporation or bylaws, in a resolution of its shareholders or board of directors, or in a contract, except for an insurance policy or otherwise, is valid only to the extent the provision is not inconsistent with Sections 7-109-101 to 7-109-108. If the articles of incorporation limit indemnification or advance of expenses, indemnification or advance of expenses are valid only to the extent not inconsistent with the articles of incorporation.

           (2) Sections 7-109-101 to 7-109-108 do not limit a corporation's power to pay or reimburse expenses incurred by a director in connection with an appearance as a witness in a proceeding at a time when he or she has not been made a named defendant or respondent in the proceeding.

   Section 7-109-110.  Notice to Shareholders of Indemnification of Director.

                  If a corporation indemnifies or advances expenses to a director under this article in connection with a proceeding by or in the right of the corporation, the corporation shall give written notice of the indemnification or advance to the shareholders with or before the notice of the next shareholders' meeting. If the next shareholder action is taken without a meeting at the instigation of the board of directors, such notice shall be given to the shareholders at or before the time the first shareholder signs a writing consenting to such action.

                                           Bylaws of GWL&A

           Article II, Section 11.  Indemnification of Directors.
                                    ----------------------------

                  The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of the Company or any member or officer of any committee, and his heirs, executors and administrators, from and against all claims, liabilities, costs, charges and expenses whatsoever that any such director, officer, employee or any such member or officer sustains or incurs in or about any action, suit, or proceeding that is brought, commenced, or prosecuted against him for or in respect of any act, deed, matter or thing whatsoever made, done, or permitted by him in or about the execution of his duties of his office or employment with the Company, in or about the execution of his duties as a director or officer of another company which he so serves at the request and on behalf of the Company, or in or about the execution of his duties as a member or officer of any such Committee, and all other claims, liabilities, costs, charges and expenses that he sustains or incurs, in or about or in relation to any such duties or the affairs of the Company, the affairs of such Committee, except such claims, liabilities, costs, charges or expenses as are occasioned by his own wilful neglect or default. The Company may, by resolution of the Board of Directors, indemnify and save harmless out of the funds of the Company to the extent permitted by applicable law, any director, officer, or employee of any subsidiary corporation of the Company on the same basis, and within the same constraints as, described in the preceding sentence.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.   Principal Underwriter

                                      C-11

(a) BenefitsCorp Equities, Inc. ("BCE") is the distributor of securities of the Registrant. BCE also serves as distributor or principal underwriter for the First Great-West Life & Annuity Insurance Company Variable Annuity-1 Series Account, Maxim Series Account, FutureFunds Series Account, and COLI VUL-2 Series Account in addition to those of the Registrant.

(b)        Directors and Officers of BCE:

     Name                  Principal Business Address  Position and Offices with Underwriter
Charles P. Nelson                     (1)              Chairman and President
Robert K. Shaw                        (1)              Director
David G. McLeod                       (1)              Director
Gregg E. Seller              18101 Von Karman Ave.     Director and Senior Vice President
                                   Suite 1460
                                Irvine, CA 92715
Jason R. Cavalier                     (1)              Vice President
Thomas M. Connolly            300 Broadacres Drive     Vice President
                              Bloomfield, NJ 07003
William S. Harmon                     (1)              Vice President
Kent A. Morris              500 North Central, Suite   Vice President
                                      220
                               Glendale, CA 91203
Michael P. Sole             One North LaSalle, Suite   Vice President
                                      3200
                               Chicago, IL 60602
Glen R. Derback                       (1)              Treasurer
Beverly A. Byrne                      (1)              Secretary
Teresa L. Buckley                     (1)              Compliance Officer
--------------------------------------

(1) 8515 E. Orchard Road, Greenwood Village, Colorado 80111.

           (c) Commissions and other compensation received by Principal Underwriter during registrant's last fiscal year:

                      Net
Name of           Underwriting      Compensation
Principal         Discounts and          on            Brokerage
Underwriter       Commissions        Redemption       Commissions   Compensation
Schwab                  -0-               -0-               -0-              -0-
BCE                     -0-               -0-               -0-              -0-



Item 30.   Location of Accounts and Records

           All accounts, books, or other documents required to be maintained by
           Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through GWL&A, 8515 E. Orchard Road, Greenwood Village, Colorado 80111 and through AnnuityNet, Inc., 108-G South Street, Leesburg, Virginia 20175.

Item 31.   Management Services

           Not Applicable.

Item 32.   Undertakings and Representations


                                      C-12


           (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

           (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

           (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

           (d) GWL&A represents the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by GWL&A.


                                      C-13


                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has caused this Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Greenwood Village, State of Colorado, on this 14th day of July, 2003.




                                            VARIABLE ANNUITY-1 SERIES ACCOUNT
                                            (Registrant)


                                            By:  /s/ William T. McCallum
                                                 -------------------------------
                                                 William T. McCallum, President
                                                 and Chief Executive Officer of
                                                 Great-West Life & Annuity
                                                 Insurance Company

                                            GREAT-WEST LIFE & ANNUITY
                                            INSURANCE COMPANY
                                            (Depositor)


                                            By:  /s/ William T. McCallum
                                                 -------------------------------
                                                 William T. McCallum, President
                                                 and Chief Executive Officer

        As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in their capacities with Great-West Life & Annuity Insurance Company and on the dates indicated:

Signature and Title                                              Date


/s/ Robert Gratton                                 *
----------------------------------------------------             July 14, 2003
Director and Chairman of the Board,
Robert Gratton


/s/ William T. McCallum
----------------------------------------------------             July 14, 2003
Director, President and Chief Executive
Officer, William T. McCallum


/s/ Mitchell T. G. Graye
----------------------------------------------------             July 14, 2003
Executive Vice President and Chief
Financial Officer, Mitchell T.G. Graye


/s/ James Balog                                    *
----------------------------------------------------             July 14, 2003
Director, James Balog


/s/ James W. Burns                                 *
----------------------------------------------------             July 14, 2003
Director, James W. Burns



Signature and Title                                              Date



/s/ Orest T. Dackow                                *
----------------------------------------------------             July 14, 2003
Director, Orest T. Dackow



/s/ Andre Desmarais
----------------------------------------------------             July 14, 2003
Director, Andre Desmarais



/s/ Pual Desmarais, Jr                             *
----------------------------------------------------             July 14, 2003
Director, Paul Desmarais, Jr.



/s/ Kevin P. Kavanagh                              *
----------------------------------------------------             July 14, 2003
Director, Kevin P. Kavanagh

/s/ William Mackness                               *
----------------------------------------------------             July 14, 2003
Director, William Mackness

/s/ Jerry E. A. Nickerson                          *
----------------------------------------------------             July 14, 2003
Director, Jerry E. A. Nickerson


/s/ Michel Plessis-Belair                          *
----------------------------------------------------             July 14, 2003
Director, Michel Plessis-Belair

/s/ Brian E. Walsh                                 *
----------------------------------------------------             July 14, 2003
Director, Brian E. Walsh

*By:    /s/ D. C. Lennox
----------------------------------------------------             July 14, 2003
        D. C. Lennox

Attorney-in-Fact pursuant to Powers of Attorney incorporated by reference to Post-Effective Amendment No. 8, Registrant's Registration Statement on Form N-4, filed on April 12, 2002 (File No. 333-01153).